Note 11 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 703,738	$ 644,847
Goodwill acquired during the year	136,594	56,547
Other items	4,043	1,296
Foreign exchange	137	1,048
Goodwill disposed during the year	(1,150)
Balance	843,362	703,738
FirstService Residential Segment [Member]
Balance	227,736	211,726
Goodwill acquired during the year	25,471	15,369
Other items	4,241	200
Foreign exchange	137	441
Goodwill disposed during the year	(1,150)
Balance	256,435	227,736
FirstService Brands Segment [Member]
Balance	476,002	433,121
Goodwill acquired during the year	111,123	41,178
Other items	(198)	1,096
Foreign exchange	0	607
Goodwill disposed during the year	0
Balance	$ 586,927	$ 476,002